Supplemental Quarterly Information (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Sales and other operating revenues	$ 3,554,000	$ 4,622,600	$ 4,693,900	$ 4,115,500	$ 4,140,300	$ 4,622,000	$ 4,759,600	$ 4,292,100	$ 16,986,014	$ 17,814,081	$ 19,011,040
Income (loss) from continuing operations before income taxes	141,800	91,000	93,900	12,600	44,600	61,300	109,300	38,900	339,346	254,194	229,940
Income (loss) from continuing operations	94,300	56,600	64,400	7,600	26,700	37,600	66,600	23,200	222,960	154,135	138,415
Net income	$ 98,300	$ 62,700	$ 73,200	$ 9,600	$ 93,600	$ 41,700	$ 77,600	$ 22,100	$ 243,863	$ 235,033	$ 83,568
Income (loss) from continuing operations (per Common share)
Basic	$ 2.06	$ 1.24	$ 1.39	$ 0.16	$ 0.57	$ 0.80	$ 1.42	$ 0.50	$ 4.84	$ 3.30	$ 2.96
Diluted	2.04	1.23	1.38	0.16	0.57	0.80	1.42	0.50	4.81	3.29	2.96
Net income (per Common share)
Basic	2.15	1.35	1.58	0.21	2.00	0.89	1.66	0.47	5.29	5.03	1.79
Diluted	2.13	1.35	1.57	0.21	2.00	0.89	$ 1.66	$ 0.47	5.26	5.02	$ 1.79
Market price of Common stock
High	69.37	55.64	52.34	43.25	46.91	41.58			69.37	46.91
Low	$ 49.63	$ 47.26	$ 39.96	$ 37.55	$ 39.27	$ 36.12			$ 37.55	$ 36.12